Segment Information Reconciled to Income Before Income Tax and Noncontrolling Interest (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Lease rental income	$ 504,225	$ 468,732	$ 383,989
Management fees	17,408	19,921	26,169
Trading container sales proceeds	27,989	12,980	42,099
Gains on sale of containers, net	13,469	27,340	34,837
Total revenue	563,091	528,973	487,094
Depreciation expense and container impairment	176,596	148,974	104,844
Interest expense	85,931	85,174	72,886
Unrealized gains on interest rate swaps and caps, net	1,512	8,656	5,527
Segment income before income tax and noncontrolling interests	176,986	196,205	210,556
Total assets	4,358,977	3,908,983	3,476,080
Purchases of long-lived assets	858,955	700,529	1,149,687
Container Ownership
Segment Reporting Information [Line Items]
Lease rental income	502,596	467,647	383,127
Gains on sale of containers, net	13,469	27,340	34,829
Total revenue	516,410	495,362	417,956
Depreciation expense and container impairment	181,036	152,789	108,519
Interest expense	85,931	85,174	72,886
Unrealized gains on interest rate swaps and caps, net	1,512	8,656	5,527
Segment income before income tax and noncontrolling interests	143,618	160,145	175,291
Total assets	4,329,318	3,861,688	3,408,194
Purchases of long-lived assets	858,293	699,638	1,148,990
Container Management
Segment Reporting Information [Line Items]
Lease rental income	1,629	1,085	862
Gains on sale of containers, net			8
Total revenue	64,317	62,005	70,160
Depreciation expense and container impairment	912	877	793
Segment income before income tax and noncontrolling interests	30,298	33,011	36,956
Total assets	116,415	108,227	130,786
Purchases of long-lived assets	662	891	697
Container Resale
Segment Reporting Information [Line Items]
Trading container sales proceeds	27,989	12,980	42,099
Total revenue	41,602	26,991	53,804
Segment income before income tax and noncontrolling interests	10,249	10,740	12,787
Total assets	8,190	14,211	9,088
Other
Segment Reporting Information [Line Items]
Segment income before income tax and noncontrolling interests	(3,291)	(3,841)	(3,890)
Total assets	5,096	3,012	4,977
External Customers
Segment Reporting Information [Line Items]
Management fees	17,408	19,921	26,169
External Customers | Container Ownership
Segment Reporting Information [Line Items]
Management fees	345	375
External Customers | Container Management
Segment Reporting Information [Line Items]
Management fees	13,656	15,904	21,764
External Customers | Container Resale
Segment Reporting Information [Line Items]
Management fees	3,407	3,642	4,405
Inter-segment | Container Management
Segment Reporting Information [Line Items]
Management fees	49,032	45,016	47,526
Inter-segment | Container Resale
Segment Reporting Information [Line Items]
Management fees	10,206	10,369	7,300
Eliminations
Segment Reporting Information [Line Items]
Total revenue	(59,238)	(55,385)	(54,826)
Depreciation expense and container impairment	(5,352)	(4,692)	(4,468)
Segment income before income tax and noncontrolling interests	(3,888)	(3,850)	(10,588)
Total assets	(100,042)	(78,155)	(76,965)
Eliminations | Inter-segment
Segment Reporting Information [Line Items]
Management fees	$ (59,238)	$ (55,385)	$ (54,826)